Share-Based Compensation (Details 2) - Employee share option plan [Member]	12 Months Ended
Sep. 30, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding as of October 1, 2016, Number of shares | shares	12,334
Granted during the year, Number of shares | shares
Outstanding as of September 30, 2017, Number of shares | shares	12,334
Outstanding as of October 1, 2016, Exercise Price | $ / shares	$ 40.00
Granted during the year, Exercise Price | $ / shares
Forfeited during the year, Exercise Price | $ / shares
Outstanding as of September 30, 2017, Exercise Price | $ / shares	$ 40.00
Outstanding as of October 1, 2016, Remaining Life (Years)	3 years 7 months 13 days
Granted during the year, Remaining Life (Years)	0 years
Forfeited during the year, Remaining Life (Years)	0 years
Outstanding as of September 30, 2017, Remaining Life (Years)	2 years 7 months 13 days
Outstanding as of October 1, 2016, Aggregated Intrinsic Value | $
Granted during the year, Aggregated Intrinsic Value | $
Forfeited during the year, Aggregated Intrinsic Value | $
Outstanding as of September 30, 2017, Aggregated Intrinsic Value | $